Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-04-01	12 Months Ended
Dec. 31, 2024 USD ($) shares
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis
As previously reported in our proxy statement filed last year, the Company filed its Annual Report on Form 10-K for the year ended December 31, 2023 (the “2023 Annual Report"), indicating that the financial statements included in the 2023 Annual Report reflected the corrections of errors to previously issued financial statements (the “Restatement”) and in accordance with Rule 10D-1 of the Exchange Act, the NASDAQ Listing Rules and the Clawback Policy, the Compensation Committee performed a comprehensive analysis of the impact of the Restatement on incentive compensation received by the Company’s current and former executive officers covered by the Clawback Policy, and concluded that the Company was required to recover erroneously awarded compensation pursuant to the 2023 STIP that was paid to Mr. Zayas, Chief Executive Officer, Ms. Walsh, Chief Financial Officer, Mr. Medlin, the then Chief Operating Officer (now President and Chief Growth Officer), Mr. Towers, the then Chief Accounting Officer, and Chandan Chopra, Chief Technology Officer (collectively, the “Covered Officers”), as well as erroneously awarded compensation attributable to the 2023 PSUs awarded to Ms. Walsh. For details of analysis of how the amount of erroneously awarded compensation was calculated, please see “Executive Compensation — Recovery of Erroneously Awarded Compensation” in our proxy statement for the fiscal year ended on December 31, 2023.
In 2024, the Company recovered the full gross amount of erroneously awarded compensation pursuant to the 2023 STIP that was paid to the Covered Officers other than Mr. Towers. In the case of the 573 PSUs that were erroneously awarded to Ms. Walsh in 2023, the Compensation Committee in 2024 cancelled the erroneously awarded compensation attributable to the 2023 PSUs that have not yet vested, and in the case of the erroneously awarded compensation attributable to the 2023 PSUs that vested on March 15, 2024, the Compensation Committee recovered the full gross amount of such erroneously awarded compensation by further reducing the number of Ms. Walsh’s PSUs that would have vested and settled in May, August and November of 2024 .
Ms. Walsh [Member]
Erroneously Awarded Compensation Recovery
Performance Stock Units, Previously Awarded, Cancelled Or Recovered, Shares | shares	573
Mr. Towers [Member]
Erroneously Awarded Compensation Recovery
Name	Mr. Towers
Compensation Amount | $	$ 9,779